Business acquisitions and equity investment transactions (Schedule of Purchase Price Allocation - Other) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Amortizable intangible assets:
Goodwill	$ 2,461,193
Domain names and trademarks [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	9 years
Domain names and trademarks [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	10 years
Technology [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	4 years
Technology [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	5 years
Customer relationship [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	2 years
Customer relationship [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	3 years
Other Acquisitions [Member]
Business Acquisition [Line Items]
Net assets acquired	$ 25,495
Amortizable intangible assets:
Goodwill	28,582
Deferred tax liabilities	(1,145)
Bargain purchase gain	(1,650)
Less noncontrolling interest	(7,551)
Total	54,743
Other Acquisitions [Member] | Domain names and trademarks [Member]
Amortizable intangible assets:
Amortizable intangible assets	$ 8,485
Other Acquisitions [Member] | Domain names and trademarks [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	9 years
Other Acquisitions [Member] | Domain names and trademarks [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	10 years
Other Acquisitions [Member] | Technology [Member]
Amortizable intangible assets:
Amortizable intangible assets	$ 853
Other Acquisitions [Member] | Technology [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	4 years
Other Acquisitions [Member] | Technology [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	5 years
Other Acquisitions [Member] | Customer relationship [Member]
Amortizable intangible assets:
Amortizable intangible assets	$ 1,674
Other Acquisitions [Member] | Customer relationship [Member] | Minimum [Member]
Amortizable intangible assets:
Intangible assets, useful live	2 years
Other Acquisitions [Member] | Customer relationship [Member] | Maximum [Member]
Amortizable intangible assets:
Intangible assets, useful live	3 years